UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, LP
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:     (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Dinakar Singh             New York, New York       May 15, 2006
       ------------------------   ------------------------------  -----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             35
                                               -------------

Form 13F Information Table Value Total:          4,378,392
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                               FORM 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
----------------------------  --------------- ---------- --------  ----------------- --------  --------- --------------------------
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------------  --------------- ---------- --------  -------- --- ---- --------  --------- -------- -------- --------
ABGENIX INC                       COM         00339B107   51,035   2,268,200  SH      SOLE               2,268,200
ACE LTD                           ORD         G0070K103  350,906   6,746,900  SH      SOLE               6,746,900
AMERICAN INTL GROUP INC           COM         026874107  348,955   5,280,000  SH      SOLE               5,280,000
APEX SILVER MINES LTD             ORD         G04074103   10,569     445,000  SH      SOLE                 445,000
CBS CORP NEW                     CL B         124857202   61,149   2,550,000  SH      SOLE               2,550,000
CHEMTURA CORP                     COM         163893100   98,910   8,396,431  SH      SOLE               8,396,431
COMCAST CORP NEW                 CL A         20030N101  146,104   5,585,000  SH      SOLE               5,585,000
COMMUNITY HEALTH SYS INC NEW      COM         203668108   72,665   2,010,100  SH      SOLE               2,010,100
CONSOL ENERGY INC                 COM         20854P109   37,822     510,000  SH      SOLE                 510,000
DEERE & CO                        COM         244199105   53,975     682,800  SH      SOLE                 682,800
DISNEY WALT CO                 COM DISNEY     254687106  171,510   6,149,500  SH      SOLE               6,149,500
ENERGEN CORP                      COM         29265N108   23,884     682,400  SH      SOLE                 682,400
ENTERGY CORP NEW                  COM         29364G103  213,714   3,100,000  SH      SOLE               3,100,000
FALCONBRIDGE LTD NEW 2005         COM         306104100   99,542   2,840,000  SH      SOLE               2,840,000
FEDERATED DEPT STORES INC DE      COM         31410H101  196,370   2,690,000  SH      SOLE               2,690,000
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109   26,834     462,500  SH      SOLE                 462,500
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS  344419106  137,215   1,497,000  SH      SOLE               1,497,000
ICICI BK LTD                      ADR         45104G104  143,535   5,185,500  SH      SOLE               5,185,500
INCO LTD                          COM         453258402   90,925   1,822,500  SH      SOLE               1,822,500
LOUISIANA PAC CORP                COM         546347105  126,776   4,660,900  SH      SOLE               4,660,900
MAX RE CAPITAL LTD HAMILTON       SHS         G6052F103   26,296   1,104,863  SH      SOLE               1,104,863
METHANEX CORP                     COM         59151K108   25,663   1,250,000  SH      SOLE               1,250,000
MICROSOFT CORP                    COM         594918104  250,776   9,216,300  SH      SOLE               9,216,300
MOBILE TELESYSTEMS OJSC       SPONSORED ADR   607409109   31,127     940,400  SH      SOLE                 940,400
NASDAQ 100 TR                   UNIT SER 1    631100104    9,361     147,750  SH PUT  SOLE                 147,750
NETEASE COM INC               SPONSORED ADR   64110W102   21,595     880,000  SH      SOLE                 880,000
NEWS CORP                        CL B         65248E203  157,717   8,981,600  SH      SOLE               8,981,600
NIKE INC                         CL B         654106103  252,322   2,965,000  SH      SOLE               2,965,000
ORACLE CORP                       COM         68389X105  180,434  13,180,000  SH      SOLE              13,180,000
PARTNERRE LTD                     COM         G6852T105  221,040   3,560,000  SH      SOLE               3,560,000
SINA CORP                         ORD         G81477104   20,925     750,000  SH      SOLE                 750,000
SK TELECOM LTD                SPONSORED ADR   78440P108  150,764   6,391,000  SH      SOLE               6,391,000
ST PAUL TRAVELERS INC             COM         792860108  104,601   2,503,008  SH      SOLE               2,503,008
SPRINT NEXTEL CORP              COM FON       852061100  283,206  10,960,000  SH      SOLE              10,960,000
TRIAD HOSPITALS INC               COM         89579K109  180,170   4,300,000  SH      SOLE               4,300,000

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